Commitments and Contingent Liabilities (Future Minimum Lease Payments Required Under Noncancelable Operating Leases) (Detail) ¥ in Millions	Dec. 31, 2016 JPY (¥)
Schedule of Operating Leases [Line Items]
2017	¥ 26,380
2018	18,273
2019	13,543
2020	8,544
2021	6,411
Thereafter	11,794
Total future minimum lease payments	¥ 84,945